Related party transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Related party transactions [abstract]
Short-term employee benefits	$ 31,076	$ 36,049
Share-based payments	$ 40,209	$ 30,701